Davidson Multi-Cap Equity Fund
Davidson Multi-Cap Equity Fund
Investment Objective
The Davidson Multi-Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on page 10 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 40 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Davidson Multi-Cap Equity Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed on shares held for seven calendar days or less)	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Davidson Multi-Cap Equity Fund		Class A	Class C	Class I
Management Fees		0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses		1.34%	2.09%	1.09%
Less: Fee Waiver	[1]	(0.19%)	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver		1.15%	1.90%	0.90%
[1]	Davidson Investment Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), taxes, interest expense, dividends on securities sold short and extraordinary expenses) do not exceed 1.15% of average daily net assets of the Fund's Class A shares, 1.90% of average daily net assets of the Fund's Class C shares and 0.90% of average daily net assets of the Fund's Class I shares (the "Expense Caps"). The Expense Caps will remain in effect through at least October 27, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

if you redeem your shares at the end of the period
Expense Example - Davidson Multi-Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	611	886	1,180	2,016
Class C	293	637	1,106	2,406
Class I	92	328	582	1,312

if you do not redeem your shares at the end of the period
Expense Example No Redemption - Davidson Multi-Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	611	886	1,180	2,016
Class C	193	637	1,106	2,406
Class I	92	328	582	1,312

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.30% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities across a wide range of market capitalizations and investment styles with attractive fundamental characteristics.  The Fund looks for companies with reasonable valuations, prudent debt levels, cash flow generation, attractive growth characteristics and solid balance sheets.  The Fund will invest its assets in both value and growth stocks, as well as dividend-paying and non-dividend-paying stocks.  The Fund will seek to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings.  As a result, the Fund expects to only occasionally make modest sector changes, preferring to differentiate performance by relative movement in individual stocks than in sectors or industries.

The Fund may seek to enhance returns through the use of other investment strategies such as options (for hedging purposes), foreign securities (which may include American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or direct investment in foreign securities, including emerging markets), and other investment companies (including exchange-traded funds (“ETFs”)).  The Fund may invest up to 25% of its net assets in foreign securities.  The Fund may invest up to 20% of its net assets in put and call options and 20% of its net assets in other investment companies.

The Advisor may sell a position if the fundamentals have deteriorated, catalysts fail to develop, or a stock exceeds fair valuation.  The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following principal risks could affect the value of your investment:

•
General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Equity Risk.  Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news.  Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•
ETF and Mutual Fund Risk.  When the Fund invests in a mutual fund or ETF, it will bear additional expenses based on its pro rata share of the mutual fund’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning a mutual fund or ETF generally reflects the risks of owning the underlying securities the mutual fund or ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Foreign and Emerging Market Securities Risk.  Foreign securities are subject to special risks.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  These risks are enhanced in emerging markets.

•	Management Risk. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

•
Issuer Risk.  The value of securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer’s goods and services.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Fund may be appropriate for investors who:

•	Have a long-term investment horizon;

•	Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

•	Can accept the greater risks of investing in a portfolio with equity holdings.

Performance
The following information provides some indication of the risks of investing in the Fund.  The bar chart shows the annual return for the Fund’s Class A shares from year to year.  The table shows how the Fund’s Class A, Class C and Class I shares average annual returns for the one year, five year (for Class A and Class C) and since inception periods compare with those of a broad measure of market performance.  Sales loads are reflected in the table but are not reflected in the bar chart; if these amounts were reflected in the bar chart, returns would be less than those shown.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.

Class A – Annual Returns as of December 31*

*The Fund’s year-to-date return as of September 30, 2016 was 9.16%.
During the period of time shown in the bar chart, the highest return for a calendar quarter was 16.49% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -16.13% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Returns - Davidson Multi-Cap Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Shares Return Before Taxes	(6.80%)	9.92%	7.34%	Aug. 11, 2008
Class C	Class C Shares Return Before Taxes	(3.56%)	10.22%	13.37%	Jul. 01, 2009
Class I	Class I Shares Return Before Taxes	(1.67%)		6.61%	Oct. 30, 2013
After Taxes on Distributions | Class A	Class A Shares Return After Taxes on Distributions	(7.68%)	8.90%	6.64%
After Taxes on Distributions and Sale of Fund Shares | Class A	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(3.11%)	7.81%	5.82%
Russell 3000® Index Class A Comparison (reflects no deduction for fees, expenses or taxes)	Russell 3000® Index Class A Comparison (reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	8.60%	Aug. 11, 2008
Russell 3000® Index Class C Comparison (reflects no deduction for fees, expenses or taxes)	Russell 3000® Index Class C Comparison (reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	15.44%	Jul. 01, 2009
Russell 3000® Index Class I Comparison (reflects no deduction for fees, expenses or taxes)	Russell 3000® Index Class I Comparison (reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	8.36%	Oct. 30, 2013

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The after-tax returns are shown only for the Class A Shares and the after-tax returns for the Class C and Class I shares will vary to the extent they have different expenses.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.